RESTRICTED NET ASSETS (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Restricted Net Assets
Percentage of after tax profit to be appropriated to general reserve fund per annum by the subsidiaries and the VIEs of the Group in the PRC	10.00%
Accumulated amount up to which appropriations are required to be made to reserve fund as a percentage of registered capital by the subsidiaries and the VIEs of the Group in the PRC	50.00%
Amount of reserve fund	$ 2,318,591
PRC subsidiaries' registered capital considered as restricted	41,962,846
Amount not available for distribution to the entity by PRC subsidiaries in the form of dividends, loans or advances	44,281,437
VIEs
Restricted Net Assets
Amount not available for distribution to the entity by PRC subsidiaries in the form of dividends, loans or advances	9,382,933
WFOE
Restricted Net Assets
Amount not available for distribution to the entity by PRC subsidiaries in the form of dividends, loans or advances	$ 34,898,504